Debt and Lease Liabilities - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended
	Mar. 31, 2010 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Lease liabilities		$ 8,369,072	$ 9,680,559
Ifrs 16 [Member]
Debt, lease liabilities and other notes payable outstanding
Lease liabilities		$ 4,953,638	5,533,552
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Obligated interest rate	7.30%
Capital lease monthly fees (Sky)	$ 3.0
Lease liabilities			$ 3,457,524
Property, plant and equipment, net
Debt, lease liabilities and other notes payable outstanding
Lease term	15 years